Background And Description of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
BACKGROUND AND DESCRIPTION OF BUSINESS
1.	BACKGROUND AND DESCRIPTION OF BUSINESS

These consolidated financial statements include the financial position and operations of Cyalume Technologies Holdings, Inc. (“Cyalume”), a holding company that is the sole shareholder of Cyalume Technologies, Inc. (“CTI”) and of Cyalume Specialty Products, Inc. (“CSP”). CTI is the sole shareholder of Cyalume Technologies, SAS (“CTSAS”), Cyalume Realty, Inc. (“CRI”) and Combat Training Solutions, Inc. (“CTS”).

Our primary focus is providing tactical and training solutions to the military of the U.S. and other countries through both products and services.

CTI and CTSAS manufacture and sell chemiluminescent products and reflective and photoluminescent materials to military, ammunition, commercial and public safety markets. CTSAS is located in France and represents us in certain international markets, primarily Europe and the Middle East. CTI sells to customers in all other geographic markets. CTI’s and CTSAS’ business operations constitute the majority, based on revenues and assets, of our consolidated business operations.

CSP manufactures and sells specialty chemical products to the defense, pharmaceutical, cosmetic and other markets. CSP’s operations are located in Bound Brook, New Jersey.

CRI owns land located in Colorado Springs, Colorado.

CTS provides its customers with battlefield effects simulation products while its services include planning and implementing tactical training exercises simulating real-world experiences. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises.

Our business is managed and financial results are reported as one segment. Our CEO, who is our chief operating decision maker, focuses on consolidated results to make strategic and tactical decisions. Our one operating segment consists of four reporting units: Chemical Light (the operations of CTI and CTSAS), Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.).

The accompanying consolidated financial statements include the accounts of Cyalume, CTI, CSP, CTSAS, CRI and CTS and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

Revision of prior period financial statements

In connection with finalizing the consolidated financial statements as of and for the year ended December 31, 2012, prior period errors were identified relating to the elimination of profit in ending inventory when that inventory was (i) sold to another Cyalume entity included in our consolidated financial statements and (ii) that inventory was still recorded as inventory in our consolidated financial statements. In evaluating whether our previously issued consolidated financial statements were materially misstated, we considered the guidance in Accounting Standard Codification (ASC) Topic 250, Accounting Changes and Error Corrections, ASC Topic 250-10-S99-1, Assessing Materiality, and ASC Topic 250-10-S99-2, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. We concluded these errors were not material individually or in the aggregate to any of the prior reporting periods, and therefore, amendments of previously filed reports were not required. However, the cumulative error would be material in the year ended December 31, 2012, if the entire correction was recorded in the fourth quarter of 2012. As such, the revisions for these corrections to the applicable prior periods are reflected in the financial information herein and will be reflected in future filings containing such financial information. The prior period financial statements included in this filing have been revised to reflect the corrections of these errors. There were no revisions to the consolidated statement of comprehensive income (loss) or the consolidated statement of cash flows for the year ended December 31, 2011. The revised consolidated balance sheet amounts and consolidated statement of changes in stockholders’ equity that appear in these consolidated financial statements are as follows (all amounts in thousands):

	December 31, 2011
	As Previously Reported	Adjustment	As Revised
Inventories, net	$11,393	$(550)	$10,843
Total current assets	18,666	(550)	18,116
Total assets	110,894	(550)	110,344
Accumulated deficit	(29,453)	(550)	(30,003)
Total stockholders’ equity	70,203	(550)	69,653
Total liabilities and stockholders' equity	110,894	(550)	110,344

	December 31, 2010
	As Previously Reported	Adjustment	As Revised
Accumulated deficit	$(29,780)	$(550)	$(30,330)
Total stockholders’ equity	59,018	(550)	58,468